Vessels, Net (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Property Plant And Equipment [Line Items]
Balance			$ 1,230,049
Additions			(29,095)
Impairment loss	$ (17,193)	$ 0	(17,193)	$ 0
Transfer to vessel held for sale (see Note 5)			(125,000)
Balance	1,058,761		1,058,761		$ 1,230,049
Cost
Property Plant And Equipment [Line Items]
Balance			1,506,188	1,358,348	1,358,348
Additions					147,840
Impairment loss			(22,840)
Transfer to vessel held for sale (see Note 5)			(125,000)
Balance	1,358,348		1,358,348		1,506,188
Accumulated Depreciation
Property Plant And Equipment [Line Items]
Balance			(276,139)	(218,922)	(218,922)
Additions			(29,095)		(57,217)
Impairment loss			5,647
Balance	(299,587)		(299,587)		(276,139)
Net Book Value
Property Plant And Equipment [Line Items]
Balance			1,230,049	$ 1,139,426	1,139,426
Additions					90,623
Additions			(29,095)
Impairment loss			(17,193)
Transfer to vessel held for sale (see Note 5)			(125,000)
Balance	$ 1,058,761		$ 1,058,761		$ 1,230,049